Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Feb. 28, 2020
Entity Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Mar. 04, 2019